UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09637 and 811-09739

Name of Fund: BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 12/31/2010

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$2,471,360,435

Total Investments (Cost - $2,029,711,984) – 100.1%	2,471,360,435
Liabilities in Excess of Other Assets – (0.1)%	(2,858,076)

Net Assets – 100.0%	$2,468,502,359

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $2,471,360,435 and 73.7%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Core Portfolio of Master Large Cap Series LLC	$121,595,163

Total Investments (Cost - $102,722,707) – 100.1%	121,595,163
Liabilities in Excess of Other Assets – (0.1)%	(43,492)

Net Assets – 100.0%	$121,551,671

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Core Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $121,595,163 and 3.6%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservale inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$815,291,557

Total Investments (Cost - $697,882,699) – 100.1%	815,291,557
Liabilities in Excess of Other Assets – (0.1)%	(534,077)

Net Assets – 100.0%	$814,757,480

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $815,291,557 and 80.2%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Growth Portfolio of Master Large Cap Series LLC	$97,648,043

Total Investments (Cost - $83,329,321) – 100.1%	97,648,043
Liabilities in Excess of Other Assets – (0.1)%	(53,852)

Net Assets – 100.0%	$97,594,191

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Growth Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $97,648,043 and 9.6%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservale inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$1,981,892,330

Total Investments (Cost - $1,699,009,991) – 100.1%	1,981,892,330
Liabilities in Excess of Other Assets – (0.1)%	(2,008,561)

Net Assets – 100.0%	$1,979,883,769

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $1,981,892,330 and 91.4%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio (Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Large Cap Value Portfolio of Master Large Cap Series LLC	$182,529,054

Total Investments (Cost - $173,953,376) – 100.0%	182,529,054
Liabilities in Excess of Other Assets – 0.0%	(70,235)

Net Assets – 100.0%	$182,458,819

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Large Cap Value Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of December 31, 2010, the value of the investment and the percentage owned by the Fund of the Portfolio was $182,529,054 and 8.4%, respectively.

•

The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservale inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

As of December 31, 2010, the Fund’s investment in the Portfolio was classified as Level 2.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	DECEMBER 31, 2010	1

Schedule of Investments December 31, 2010 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 19.1%
Auto Components — 1.0%
The Goodyear Tire & Rubber Co. (a)	2,870,000	$34,009,500

Automobiles — 1.6%
Ford Motor Co. (a)	1,180,000	19,812,200
Harley-Davidson, Inc. (b)	970,000	33,629,900

		53,442,100

Diversified Consumer Services — 0.7%
Career Education Corp. (a)	1,160,000	24,046,800

Internet & Catalog Retail — 2.1%
Expedia, Inc.	1,290,000	32,366,100
Liberty Media Holding Corp. - Interactive (a)	2,340,000	36,901,800

		69,267,900

Media — 4.4%
CBS Corp., Class B	720,000	13,716,000
Comcast Corp., Class A	2,250,000	49,432,500
DIRECTV, Class A (a)	1,010,000	40,329,300
Gannett Co., Inc.	640,000	9,657,600
Interpublic Group of Cos., Inc. (a)	3,340,000	35,470,800

		148,606,200

Multiline Retail — 1.0%
Macy’s, Inc.	1,360,000	34,408,000

Specialty Retail — 8.3%
Advance Auto Parts, Inc.	510,000	33,736,500
Foot Locker, Inc.	1,750,000	34,335,000
The Gap, Inc.	1,680,000	37,195,200
Limited Brands, Inc.	1,110,000	34,110,300
PetSmart, Inc.	860,000	34,245,200
Ross Stores, Inc.	520,000	32,890,000
TJX Cos., Inc.	820,000	36,399,800
Williams-Sonoma, Inc.	960,000	34,262,400

		277,174,400

Total Consumer Discretionary		640,954,900

Consumer Staples — 4.3%
Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	1,000,000	35,160,000

Food Products — 2.0%
The Hershey Co.	680,000	32,062,000
Tyson Foods, Inc., Class A	1,980,000	34,095,600

		66,157,600

Household Products — 0.5%
The Procter & Gamble Co.	260,000	16,725,800

Tobacco — 0.8%
Philip Morris International, Inc.	460,000	26,923,800

Total Consumer Staples		144,967,200

Energy — 6.5%
Energy Equipment & Services — 1.3%
Exterran Holdings, Inc. (a)	460,000	11,017,000
McDermott International, Inc. (a)	1,540,000	31,862,600

		42,879,600

Oil, Gas & Consumable Fuels — 5.2%
Chevron Corp.	170,000	15,512,500

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Exxon Mobil Corp.	880,000	$64,345,600
Marathon Oil Corp.	1,170,000	43,325,100
SM Energy Co.	250,000	14,732,500
Sunoco, Inc.	870,000	35,069,700
Valero Energy Corp.	160,000	3,699,200

		176,684,600

Total Energy		219,564,200

Financials — 6.2%
Capital Markets — 0.7%
Ameriprise Financial, Inc.	450,000	25,897,500

Commercial Banks — 2.5%
Fifth Third Bancorp	2,430,000	35,672,400
KeyCorp	3,840,000	33,984,000
Popular, Inc. (a)	2,750,000	8,635,000
Wells Fargo & Co.	180,000	5,578,200

		83,869,600

Consumer Finance — 0.1%
Discover Financial Services, Inc.	150,000	2,779,500

Diversified Financial Services — 0.6%
JPMorgan Chase & Co.	240,000	10,180,800
The NASDAQ Stock Market, Inc. (a)	420,000	9,958,200

		20,139,000

Insurance — 2.3%
Assurant, Inc.	810,000	31,201,200
Berkshire Hathaway, Inc. (a)	60,000	4,806,600
MBIA, Inc. (a)	2,100,000	25,179,000
The Travelers Cos., Inc.	140,000	7,799,400
Unum Group	310,000	7,508,200

		76,494,400

Total Financials		209,180,000

Health Care — 18.7%
Biotechnology — 1.9%
Amgen, Inc. (a)	880,000	48,312,000
BioMarin Pharmaceuticals, Inc. (a)	50,000	1,346,500
Myriad Genetics, Inc. (a)	610,000	13,932,400

		63,590,900

Health Care Providers & Services — 8.8%
Aetna, Inc.	1,200,000	36,612,000
AmerisourceBergen Corp.	1,040,000	35,484,800
Cardinal Health, Inc.	980,000	37,543,800
Coventry Health Care, Inc. (a)	840,000	22,176,000
Health Management Associates, Inc., Class A (a)	3,730,000	35,584,200
Humana, Inc. (a)	580,000	31,749,200
Lincare Holdings, Inc.	430,000	11,536,900
UnitedHealth Group, Inc.	1,250,000	45,137,500
WellPoint, Inc. (a)	650,000	36,959,000

		292,783,400

Life Sciences Tools & Services — 1.6%
Illumina, Inc. (a)	570,000	36,103,800

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc.	650,000	$17,641,000

		53,744,800

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.	1,710,000	45,280,800
Eli Lilly & Co.	1,240,000	43,449,600
Endo Pharmaceuticals Holdings, Inc. (a)	920,000	32,853,200
Forest Laboratories, Inc. (a)	520,000	16,629,600
Johnson & Johnson	640,000	39,584,000
King Pharmaceuticals, Inc. (a)	2,460,000	34,563,000
Pfizer, Inc.	180,000	3,151,800

		215,512,000

Total Health Care		625,631,100

Industrials — 6.9%
Aerospace & Defense — 0.7%
Raytheon Co.	520,000	24,096,800

Airlines — 1.2%
Delta Air Lines, Inc. (a)	520,000	6,552,000
Southwest Airlines Co.	2,580,000	33,488,400

		40,040,400

Commercial Services & Supplies — 0.0%
Waste Connections, Inc.	10,000	275,300

Construction & Engineering — 0.5%
KBR, Inc.	540,000	16,453,800

Industrial Conglomerates — 2.2%
General Electric Co.	2,120,000	38,774,800
Textron, Inc.	1,470,000	34,750,800

		73,525,600

Machinery — 1.9%
Manitowoc Co.	2,540,000	33,299,400
Oshkosh Corp. (a)	480,000	16,915,200
Timken Co.	250,000	11,932,500

		62,147,100

Road & Rail — 0.4%
Ryder System, Inc.	270,000	14,212,800

Total Industrials		230,751,800

Information Technology — 23.6%
Communications Equipment — 2.0%
Motorola, Inc. (a)	4,310,000	39,091,700
Tellabs, Inc.	4,200,000	28,476,000

		67,567,700

Computers & Peripherals — 6.6%
Apple, Inc. (a)	140,000	45,158,400
Dell, Inc. (a)	2,940,000	39,837,000
Lexmark International, Inc., Class A (a)	820,000	28,552,400
SanDisk Corp. (a)	710,000	35,400,600
Seagate Technology (a)	2,460,000	36,973,800
Western Digital Corp. (a)	1,000,000	33,900,000

		219,822,200

Common Stocks	Shares	Value

Information Technology (concluded)
Electronic Equipment, Instruments & Components — 2.1%
Corning, Inc.	2,130,000	$41,151,600
Vishay Intertechnology, Inc. (a)	1,930,000	28,332,400

		69,484,000

Internet Software & Services — 1.5%
AOL, Inc. (a)	500,000	11,855,000
Google, Inc., Class A (a)	10,000	5,939,700
VeriSign, Inc.	1,020,000	33,323,400

		51,118,100

IT Services — 2.1%
Gartner, Inc., Class A (a)	440,000	14,608,000
International Business Machines Corp.	120,000	17,611,200
The Western Union Co.	1,980,000	36,768,600

		68,987,800

Semiconductors & Semiconductor Equipment — 6.3%
Altera Corp.	990,000	35,224,200
Applied Materials, Inc.	590,000	8,289,500
Atmel Corp. (a)	2,990,000	36,836,800
Cypress Semiconductor Corp. (a)	1,950,000	36,231,000
Intel Corp.	2,980,000	62,669,400
National Semiconductor Corp.	2,300,000	31,648,000
Novellus Systems, Inc. (a)	60,000	1,939,200

		212,838,100

Software — 3.0%
CA, Inc.	1,520,000	37,148,800
Microsoft Corp.	830,000	23,173,600
Novell, Inc. (a)	860,000	5,091,200
Symantec Corp. (a)	2,090,000	34,986,600

		100,400,200

Total Information Technology		790,218,100

Materials — 3.9%
Chemicals — 0.9%
Lubrizol Corp.	290,000	30,995,200

Containers & Packaging — 1.2%
Crown Holdings, Inc. (a)	1,030,000	34,381,400
Sealed Air Corp.	210,000	5,344,500

		39,725,900

Paper & Forest Products — 1.8%
International Paper Co.	1,340,000	36,501,600
MeadWestvaco Corp.	840,000	21,974,400

		58,476,000

Total Materials		129,197,100

Telecommunication Services — 3.9%
Diversified Telecommunication Services — 1.7%
AT&T Inc.	570,000	16,746,600
Qwest Communications International, Inc.	5,220,000	39,724,200

		56,470,800

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services (concluded)
Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)(b)	2,910,000	$36,753,300
Sprint Nextel Corp. (a)	9,140,000	38,662,200

		75,415,500

Total Telecommunication Services		131,886,300

Utilities — 6.9%
Electric Utilities — 1.6%
Edison International	940,000	36,284,000
Pepco Holdings, Inc.	880,000	16,060,000

		52,344,000

Gas Utilities — 0.9%
Questar Corp.	1,710,000	29,771,100

Independent Power Producers & Energy Traders — 1.4%
Calpine Corp. (a)	240,000	3,201,600
GenOn Energy, Inc. (a)	3,175,200	12,097,512
NRG Energy, Inc. (a)	1,620,000	31,654,800

		46,953,912

Multi-Utilities — 3.0%
Ameren Corp.	1,190,000	33,546,100
CMS Energy Corp.	1,910,000	35,526,000
NiSource, Inc.	1,800,000	31,716,000

		100,788,100

Total Utilities		229,857,112

Total Long-Term Investments (Cost – $2,764,642,479) – 100.0%		3,352,207,812

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(d)(e)	$29,685	29,685,000

Total Short-Term Securities (Cost – $29,685,000) – 0.9%		29,685,000

Total Investments (Cost – $2,794,327,479*) – 100.9%		3,381,892,812
Liabilities in Excess of Other Assets – (0.9)%		(29,688,256)

Net Assets – 100.0%		$3,352,204,556

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,850,232,512

Gross unrealized appreciation	$574,252,101
Gross unrealized depreciation	(42,591,801)

Net unrealized appreciation	$531,660,300

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Security was purchased with the cash collateral from loaned securities.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

(e)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2010	Net Activity	Beneficial Interest Held at December 31, 2010	Income

BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(83,939,600)	$29,685,000	$30,997

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$3,352,207,812	—	—	$3,352,207,812
Short-Term Securities	—	$29,685,000	—	29,685,000

Total	$3,352,207,812	$29,685,000	—	$3,381,892,812

          1See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	4

Schedule of Investments December 31, 2010 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 23.6%
Auto Components — 1.7%
Federal-Mogul Corp., Class A (a)	133,000	$2,746,450
The Goodyear Tire & Rubber Co. (a)	965,000	11,435,250
TRW Automotive Holdings Corp. (a)	62,000	3,267,400

		17,449,100

Automobiles — 1.8%
Ford Motor Co. (a)	1,091,000	18,317,890

Diversified Consumer Services — 2.9%
Career Education Corp. (a)	510,000	10,572,300
H&R Block, Inc.	765,000	9,111,150
ITT Educational Services, Inc. (a)	160,000	10,190,400

		29,873,850

Hotels, Restaurants & Leisure — 1.9%
Brinker International, Inc.	136,000	2,839,680
Starbucks Corp.	330,000	10,602,900
Wyndham Worldwide Corp.	188,000	5,632,480

		19,075,060

Internet & Catalog Retail — 1.0%
Expedia, Inc.	411,000	10,311,990

Media — 5.4%
CBS Corp., Class B	530,000	10,096,500
DIRECTV, Class A (a)	390,000	15,572,700
Interpublic Group of Cos., Inc. (a)	1,040,000	11,044,800
John Wiley & Sons, Inc., Class A	159,000	7,193,160
News Corp., Class A	750,000	10,920,000

		54,827,160

Multiline Retail — 1.3%
Family Dollar Stores, Inc.	216,000	10,737,360
Macy’s, Inc.	105,000	2,656,500

		13,393,860

Specialty Retail — 7.6%
Advance Auto Parts, Inc.	161,000	10,650,150
The Gap, Inc.	370,000	8,191,800
Limited Brands, Inc.	370,000	11,370,100
PetSmart, Inc.	280,000	11,149,600
Ross Stores, Inc.	180,000	11,385,000
TJX Cos., Inc.	290,000	12,873,100
Williams-Sonoma, Inc.	312,000	11,135,280

		76,755,030

Total Consumer Discretionary		240,003,940

Consumer Staples — 5.1%
Beverages — 1.0%
Dr. Pepper Snapple Group, Inc.	298,000	10,477,680

Food & Staples Retailing — 0.6%
The Kroger Co.	267,000	5,970,120

Food Products — 1.0%
The Hershey Co.	212,000	9,995,800

Personal Products — 0.1%
Herbalife Ltd.	20,000	1,367,400

Common Stocks	Shares	Value

Consumer Staples (concluded) Tobacco — 2.4%
Philip Morris International, Inc.	410,000	$23,997,300

Total Consumer Staples		51,808,300

Energy — 7.8%
Energy Equipment & Services — 2.5%
Exterran Holdings, Inc. (a)	450,000	10,777,500
McDermott International, Inc. (a)	553,000	11,441,570
Nabors Industries Ltd. (a)	141,000	3,307,860

		25,526,930

Oil, Gas & Consumable Fuels — 5.3%
Exxon Mobil Corp.	450,000	32,904,000
Marathon Oil Corp.	324,000	11,997,720
Murphy Oil Corp.	70,000	5,218,500
SM Energy Co.	72,000	4,242,960

		54,363,180

Total Energy		79,890,110

Financials — 4.2%
Diversified Financial Services — 1.5%
Interactive Brokers Group, Inc., Class A	260,000	4,633,200
The NASDAQ Stock Market, Inc. (a)	434,000	10,290,140

		14,923,340

Insurance — 2.7%
Axis Capital Holdings Ltd.	292,000	10,476,960
Endurance Specialty Holdings Ltd.	220,000	10,135,400
Validus Holdings Ltd.	220,000	6,734,200

		27,346,560

Total Financials		42,269,900

Health Care — 14.7%
Biotechnology — 1.8%
BioMarin Pharmaceuticals, Inc. (a)	260,000	7,001,800
Myriad Genetics, Inc. (a)	480,000	10,963,200

		17,965,000

Health Care Providers & Services — 6.5%
Aetna, Inc.	227,000	6,925,770
Cardinal Health, Inc.	290,000	11,109,900
Community Health Systems, Inc. (a)	90,000	3,363,300
Coventry Health Care, Inc. (a)	317,000	8,368,800
Health Management Associates, Inc., Class A (a)	1,090,000	10,398,600
Humana, Inc. (a)	131,000	7,170,940
Lincare Holdings, Inc.	220,000	5,902,600
UnitedHealth Group, Inc.	190,000	6,860,900
WellPoint, Inc. (a)	115,000	6,538,900

		66,639,710

Life Sciences Tools & Services — 2.2%
Illumina, Inc. (a)	183,000	11,591,220

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care (concluded)
Life Sciences Tools & Services (concluded)
Pharmaceutical Product Development, Inc.	390,000	$10,584,600

		22,175,820

Pharmaceuticals — 4.2%
Abbott Laboratories	390,000	18,684,900
Bristol-Myers Squibb Co.	234,000	6,196,320
Eli Lilly & Co.	330,000	11,563,200
Endo Pharmaceuticals Holdings, Inc. (a)	172,000	6,142,120

		42,586,540

Total Health Care		149,367,070

Industrials — 13.0%
Aerospace & Defense — 0.5%
Raytheon Co.	120,000	5,560,800

Airlines — 1.9%
Delta Air Lines, Inc. (a)	660,000	8,316,000
Southwest Airlines Co.	810,000	10,513,800

		18,829,800

Commercial Services & Supplies — 1.6%
Avery Dennison Corp.	136,000	5,758,240
Waste Connections, Inc.	400,000	11,012,000

		16,770,240

Construction & Engineering — 1.7%
Chicago Bridge & Iron Co. NV (a)	95,000	3,125,500
KBR, Inc.	359,000	10,938,730
URS Corp. (a)	80,000	3,328,800

		17,393,030

Electrical Equipment — 1.5%
General Cable Corp.	178,000	6,246,020
Thomas & Betts Corp. (a)	195,000	9,418,500

		15,664,520

Industrial Conglomerates — 1.6%
General Electric Co.	251,000	4,590,790
Textron, Inc.	482,000	11,394,480

		15,985,270

Machinery — 3.9%
CNH Global NV (a)	210,000	10,025,400
Manitowoc Co.	785,000	10,291,350
Oshkosh Corp. (a)	300,000	10,572,000
Timken Co.	170,000	8,114,100

		39,002,850

Road & Rail — 0.3%
Ryder System, Inc.	59,000	3,105,760

Total Industrials		132,312,270

Information Technology — 25.5%
Computers & Peripherals — 8.3%
Apple, Inc. (a)	80,000	25,804,800
Dell, Inc. (a)	1,030,000	13,956,500
EMC Corp. (a)	389,000	8,908,100
QLogic Corp. (a)	152,000	2,587,040
SanDisk Corp. (a)	239,000	11,916,540
Seagate Technology (a)	750,000	11,272,500

Common Stocks	Shares	Value

Information Technology (concluded)
Computers & Peripherals (concluded)
Western Digital Corp. (a)	300,000	$10,170,000

		84,615,480

Electronic Equipment, Instruments & Components — 1.6%
AVX Corp.	350,000	5,400,500
Corning, Inc.	557,000	10,761,240

		16,161,740

Internet Software & Services — 1.5%
Google, Inc., Class A (a)	4,000	2,375,880
IAC/InterActiveCorp. (a)	98,000	2,812,600
VeriSign, Inc.	320,000	10,454,400

		15,642,880

IT Services — 3.4%
DST Systems, Inc.	44,000	1,951,400
Gartner, Inc., Class A (a)	330,000	10,956,000
International Business Machines Corp.	60,000	8,805,600
The Western Union Co.	673,000	12,497,610

		34,210,610

Office Electronics — 0.5%
Zebra Technologies Corp., Class A (a)	140,000	5,318,600

Semiconductors & Semiconductor Equipment — 6.5%
Altera Corp.	330,000	11,741,400
Analog Devices, Inc.	70,000	2,636,900
Atmel Corp. (a)	930,000	11,457,600
Intel Corp.	1,060,000	22,291,800
National Semiconductor Corp.	754,000	10,375,040
Novellus Systems, Inc. (a)	101,000	3,264,320
ON Semiconductor Corp. (a)	377,000	3,724,760

		65,491,820

Software — 3.7%
Activision Blizzard, Inc.	233,000	2,898,520
Autodesk, Inc. (a)	300,000	11,460,000
CA, Inc.	477,000	11,657,880
Microsoft Corp.	70,000	1,954,400
Symantec Corp. (a)	600,000	10,044,000

		38,014,800

Total Information Technology		259,455,930

Materials — 3.2%
Chemicals — 0.9%
Nalco Holding Co.	260,000	8,304,400
RPM International, Inc.	53,000	1,171,300

		9,475,700

Containers & Packaging — 1.1%
Crown Holdings, Inc. (a)	339,000	11,315,820

Paper & Forest Products — 1.2%
International Paper Co.	440,000	11,985,600

Total Materials		32,777,120

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)(b)	881,000	$11,127,030

Total Telecommunication Services		11,127,030

Utilities — 1.7%
Electric Utilities — 0.3%
NV Energy, Inc.	252,000	3,540,600

Independent Power Producers & Energy Traders — 0.8%
Calpine Corp. (a)	572,000	7,630,480

Multi-Utilities — 0.6%
Integrys Energy Group, Inc. (b)	129,000	6,257,790

Total Utilities		17,428,870

Total Long-Term Investments (Cost – $875,527,368) – 99.9%		1,016,440,540

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (c)(d)	562,657	562,657

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(d)(e)	$12,228	12,228,000

Total Short-Term Securities (Cost – $12,790,657) – 1.3%		12,790,657

Total Investments (Cost – $888,318,025*) – 101.2%		1,029,231,197
Liabilities in Excess of Other Assets – (1.2)%		(12,454,919)

Net Assets – 100.0%		$1,016,776,278

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$896,919,287

Gross unrealized appreciation	$141,900,605
Gross unrealized depreciation	(9,588,695)

Net unrealized appreciation	$132,311,910

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares / Beneficial Interest Held at December 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	346,978	215,679	562,657	$4,088
BlackRock Liquidity Series, LLC Money Market Series	$19,523,700	$(7,295,700)	$12,228,000	$6,510

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities:
Long-Term Investments[1]	$1,016,440,540	—	—	$1,016,440,540
Short-Term Securities	562,657	$12,228,000	—	12,790,657

Total	$1,017,003,197	$12,228,000	—	$1,029,231,197

[1]	See above Schedule of Investments for values in each sector and industry.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	4

Schedule of Investments December 31, 2010 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 11.8%
Internet & Catalog Retail — 1.2%
Liberty Media Holding Corp. - Interactive (a)	1,600,000	$25,232,000

Media — 5.5%
CBS Corp., Class B	1,340,000	25,527,000
Comcast Corp., Class A	1,990,000	43,720,300
DISH Network Corp.	1,220,000	23,985,200
Gannett Co., Inc.	540,000	8,148,600
The McGraw-Hill Cos., Inc.	500,000	18,205,000

		119,586,100

Multiline Retail — 1.1%
Macy’s, Inc.	960,000	24,288,000

Specialty Retail — 4.0%
Foot Locker, Inc.	1,210,000	23,740,200
GameStop Corp., Class A (a)	780,000	17,846,400
Limited Brands, Inc.	620,000	19,052,600
RadioShack Corp.	1,200,000	22,188,000
Williams-Sonoma, Inc.	100,000	3,569,000

		86,396,200

Total Consumer Discretionary		255,502,300

Consumer Staples — 4.7%
Beverages — 1.1%
Dr. Pepper Snapple Group, Inc.	670,000	23,557,200

Food & Staples Retailing — 1.2%
The Kroger Co.	1,210,000	27,055,600

Food Products — 1.6%
Corn Products International, Inc.	250,000	11,500,000
Tyson Foods, Inc., Class A	1,370,000	23,591,400

		35,091,400

Household Products — 0.8%
The Procter & Gamble Co.	260,000	16,725,800

Total Consumer Staples		102,430,000

Energy — 7.5%
Energy Equipment & Services — 1.9%
Exterran Holdings, Inc. (a)	690,000	16,525,500
McDermott International, Inc. (a)	1,170,000	24,207,300

		40,732,800

Oil, Gas & Consumable Fuels — 5.6%
Chevron Corp.	170,000	15,512,500
Marathon Oil Corp.	770,000	28,513,100
Murphy Oil Corp.	350,000	26,092,500
Sunoco, Inc.	620,000	24,992,200
Valero Energy Corp.	1,170,000	27,050,400

		122,160,700

Total Energy		162,893,500

Financials — 17.4%
Capital Markets — 0.7%
Ameriprise Financial, Inc.	270,000	15,538,500

Commercial Banks — 5.5%
CapitalSource, Inc.	2,450,000	17,395,000
Fifth Third Bancorp	1,710,000	25,102,800
Huntington Bancshares, Inc.	3,030,000	20,816,100
KeyCorp	2,870,000	25,399,500

Common Stocks	Shares	Value

Financials (concluded)
Commercial Banks (concluded)
Popular, Inc. (a)	7,340,000	$23,047,600
Wells Fargo & Co.	250,000	7,747,500

		119,508,500

Consumer Finance — 1.2%
Discover Financial Services, Inc.	1,380,000	25,571,400

Diversified Financial Services — 1.7%
JPMorgan Chase & Co.	320,000	13,574,400
The NASDAQ Stock Market, Inc. (a)	960,000	22,761,600

		36,336,000

Insurance — 8.3%
American Financial Group, Inc.	740,000	23,894,600
Aspen Insurance Holdings Ltd.	690,000	19,747,800
Assurant, Inc.	630,000	24,267,600
Axis Capital Holdings Ltd.	580,000	20,810,400
Berkshire Hathaway, Inc. (a)	50,000	4,005,500
Endurance Specialty Holdings Ltd.	150,000	6,910,500
HCC Insurance Holdings, Inc.	200,000	5,788,000
MBIA, Inc. (a)	1,880,000	22,541,200
Protective Life Corp.	460,000	12,254,400
The Travelers Cos., Inc.	530,000	29,526,300
Unitrin, Inc.	210,000	5,153,400
Validus Holdings Ltd.	200,000	6,122,000

		181,021,700

Total Financials		377,976,100

Health Care — 16.3%
Biotechnology — 1.8%
Amgen, Inc. (a)	700,000	38,430,000

Health Care Providers & Services — 8.4%
Aetna, Inc.	870,000	26,543,700
Cardinal Health, Inc.	670,000	25,667,700
Cigna Corp.	670,000	24,562,200
Coventry Health Care, Inc. (a)	890,000	23,496,000
Health Net, Inc. (a)	840,000	22,923,600
Humana, Inc. (a)	420,000	22,990,800
UnitedHealth Group, Inc.	1,010,000	36,471,100

		182,655,100

Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	1,440,000	38,131,200
Eli Lilly & Co.	910,000	31,886,400
Forest Laboratories, Inc. (a)	770,000	24,624,600
Johnson & Johnson	140,000	8,659,000
King Pharmaceuticals, Inc. (a)	1,650,000	23,182,500
Pfizer, Inc.	320,000	5,603,200

		132,086,900

Total Health Care		353,172,000

Industrials — 8.9%
Aerospace & Defense — 0.8%
Raytheon Co.	370,000	17,145,800

Airlines — 1.1%
Southwest Airlines Co.	1,910,000	24,791,800

Construction & Engineering — 1.1%
KBR, Inc.	790,000	24,071,300

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	1

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Industrial Conglomerates — 2.7%
General Electric Co.	3,140,000	$57,430,600

Machinery — 2.2%
Manitowoc Co.	1,500,000	19,665,000
Oshkosh Corp. (a)	170,000	5,990,800
Timken Co.	450,000	21,478,500

		47,134,300

Road & Rail — 1.0%
Ryder System, Inc.	430,000	22,635,200

Total Industrials		193,209,000

Information Technology — 10.8%
Computers & Peripherals — 3.1%
Lexmark International, Inc., Class A (a)	610,000	21,240,200
Seagate Technology (a)	1,590,000	23,897,700
Western Digital Corp. (a)	650,000	22,035,000

		67,172,900

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,580,000	30,525,600
Vishay Intertechnology, Inc. (a)	1,530,000	22,460,400

		52,986,000

Internet Software & Services — 0.2%
AOL, Inc. (a)	200,000	4,742,000

IT Services — 0.4%
Convergys Corp. (a)	620,000	8,165,400

Semiconductors & Semiconductor Equipment — 4.6%
Atmel Corp. (a)	1,780,000	21,929,600
Fairchild Semiconductor International, Inc. (a)	1,430,000	22,322,300
Intel Corp.	1,610,000	33,858,300
National Semiconductor Corp.	1,460,000	20,089,600
Novellus Systems, Inc. (a)	50,000	1,616,000

		99,815,800

Total Information Technology		232,882,100

Materials — 4.1%
Chemicals — 0.8%
Cabot Corp.	410,000	15,436,500
Cytec Industries, Inc.	20,000	1,061,200

		16,497,700

Containers & Packaging — 1.1%
Sealed Air Corp.	980,000	24,941,000

Paper & Forest Products — 2.2%
International Paper Co.	830,000	22,609,200
MeadWestvaco Corp.	920,000	24,067,200

		46,676,400

Total Materials		88,115,100

Telecommunication Services — 7.4%
Diversified Telecommunication Services — 4.7%
AT&T Inc.	700,000	20,566,000
Qwest Communications International, Inc.	3,540,000	26,939,400

Common Stocks	Shares	Value

Telecommunication Services (concluded)
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	1,500,000	$53,670,000

		101,175,400

Wireless Telecommunication Services — 2.7%
MetroPCS Communications, Inc. (a)	1,780,000	22,481,400
Sprint Nextel Corp. (a)	6,160,000	26,056,800
Telephone & Data Systems, Inc.	290,000	10,599,500

		59,137,700

Total Telecommunication Services		160,313,100

Utilities — 11.1%
Electric Utilities — 3.3%
Edison International	670,000	25,862,000
NV Energy, Inc.	1,650,000	23,182,500
Pepco Holdings, Inc.	1,250,000	22,812,500

		71,857,000

Gas Utilities — 1.2%
Atmos Energy Corp.	80,000	2,496,000
Questar Corp.	1,260,000	21,936,600

		24,432,600

Independent Power Producers & Energy Traders — 3.3%
The AES Corp. (a)	2,120,000	25,821,600
GenOn Energy, Inc. (a)	5,613,300	21,386,673
NRG Energy, Inc. (a)	1,270,000	24,815,800

		72,024,073

Multi-Utilities — 3.3%
Ameren Corp.	850,000	23,961,500
CMS Energy Corp.	1,320,000	24,552,000
NiSource, Inc. (b)	1,320,000	23,258,400

		71,771,900

Total Utilities		240,085,573

Total Long-Term Investments (Cost – $1,871,821,949) – 100.0%		2,166,578,773

2	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.44% (c)(d)(e)	$18,000	$18,000,000

Total Short-Term Securities (Cost – $18,000,000) – 0.8%		18,000,000

Total Investments (Cost – $1,889,821,949*) – 100.8%		2,184,578,773
Liabilities in Excess of Other Assets – (0.8)%		(17,114,191)

Net Assets – 100.0%		$2,167,464,582

*	The cost and unrealized appreciation (depreciation) of investments as of December 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,969,750,790

Gross unrealized appreciation	$263,563,599
Gross unrealized depreciation	(48,735,616)

Net unrealized appreciation	$214,827,983

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at December 31, 2010	Income

BlackRock Liquidity Fund, TempFund, Institutional Class	40	(40)	—	$78
BlackRock Liquidity Series, LLC Money Market Series	$36,457,500	$(18,457,500)	$18,000,000	$13,918

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010	3

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of December 31, 2010 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$2,166,578,773	—	—	$2,166,578,773
Short-Term Securities	—	$18,000,000	—	18,000,000

Total	$2,166,578,773	$18,000,000	$—	$2,184,578,773

[1]	See above Schedule of Investments for values in each sector and industry.

4	MASTER LARGE CAP SERIES LLC	DECEMBER 31, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 25, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: February 25, 2011